Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
The Company’s debt at March 31, 2019 and December 31, 2018 consisted of the following (in thousands):

	March 31, 2019
	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs (1)	Net Carrying Amount
Senior Secured Revolving Credit Facilities	$40,000	$—	$—	$40,000
8.75% Senior Notes due 2020	679,299	1,958	(4,678)	676,579
8.875% Senior Secured Notes Due 2022	270,000	(2,006)	(564)	267,430
7.875% Senior Secured Notes Due 2022	900,000	19,028	(11,983)	907,045
7.625% Senior Notes Due 2023	400,000	—	(3,712)	396,288
Senior Secured Term Loan - noncurrent	797,850	—	(9,202)	788,648
Total Long-Term Debt	3,087,149	18,980	(30,139)	3,075,990
Senior Secured Term Loan - current	8,100	—	—	8,100
Total Debt	$3,095,249	$18,980	$(30,139)	$3,084,090

	December 31, 2018
	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs (1)	Net Carrying Amount
8.75% Senior Notes due 2020	$679,299	$2,230	$(5,380)	$676,149
8.875% Senior Secured Notes due 2022	270,000	(2,122)	(602)	267,276
7.875% Senior Secured Notes due 2022	900,000	20,178	(12,799)	907,379
7.625% Senior Notes Due 2023	400,000	—	(3,922)	396,078
Senior Secured Term Loan - noncurrent	799,875	—	(9,662)	790,213
Total Long-Term Debt	3,049,174	20,286	(32,365)	3,037,095
Senior Secured Term Loan - current	8,100	—	—	8,100
Total Debt	$3,057,274	$20,286	$(32,365)	$3,045,195

(1)
Unamortized deferred financing costs related to the revolving credit facilities included in deferred financing costs, net on the condensed consolidated balance sheets at March 31, 2019 and December 31, 2018 were $1.8 million and $2.1 million, respectively.

Notes Payable
2020 Notes
As of March 31, 2019, APX had $679.3 million outstanding aggregate principal amount of 8.75% senior notes due 2020 (the “2020 notes”) with a maturity date of December 1, 2020.
2022 Private Placement Notes
As of March 31, 2019, APX had $270.0 million outstanding aggregate principal amount of 8.875% senior secured notes due 2022 (the “2022 private placement notes”). The 2022 private placement notes will mature on December 1, 2022, unless on September 1, 2020 (the 91st day prior to the maturity of the 2020 notes) more than an aggregate principal amount of $190.0 million of such 2020 notes remain outstanding or have not been refinanced as permitted under the note purchase agreement for the 2022 private placement notes, in which case the 2022 private placement notes will mature on September 1, 2020. The 2022 private placement notes are secured, on a pari passu basis, by the collateral securing obligations under the 2022 private placement notes, the 2022 notes (as defined below), and the 2023 notes (as defined below), and the revolving credit facilities and the Term Loan (as defined below), in each case, subject to certain exceptions and permitted liens.
2022 Notes
As of March 31, 2019, APX had $900.0 million outstanding aggregate principal amount of 7.875% senior secured notes due 2022 (the “2022 notes”). The 2022 notes will mature on December 1, 2022, or on such earlier date when any outstanding pari passu lien indebtedness matures as a result of the operation of any “Springing Maturity” provision set forth in the agreements governing such pari passu lien indebtedness. The 2022 notes are secured, on a pari passu basis, by the collateral securing obligations under the 2022 private placement notes, the revolving credit facilities and the Term Loan, in all cases, subject to certain exceptions and permitted liens.
2023 Notes
As of March 31, 2019, APX had $400.0 million outstanding aggregate principal amount of the 7.625% senior notes due 2023 (the “2023 notes” and, together with the 2020 notes, the 2022 notes and the 2022 private placement notes, the “Notes”) with a maturity date of September 1, 2023.
Interest accrues at the rate of 8.75% per annum for the 2020 notes, 8.875% per annum for the 2022 private placement notes, 7.875% per annum for the 2022 notes and 7.625% per annum for the 2023 notes. Interest on the 2020 notes, 2022 private placement notes and 2022 notes is payable semiannually in arrears on each June 1 and December 1. Interest on the 2023 notes is payable semiannually in arrears on each March 1 and September 1. APX may redeem the Notes at the prices and on the terms specified in the applicable indenture, or the note purchase agreement.
Term Loan
In September 2018, APX entered into a credit agreement (the “September 2018 issuance”) for total term loans of $810.0 million (the “Term Loan”). The Company is required to make quarterly amortization payments under the Term Loan in an amount equal to 0.25% of the aggregate principal amount of Term Loan outstanding on the closing date thereof. The remaining principal amount outstanding under the Term Loan will be due and payable in full on March 31, 2024, or earlier if certain springing maturity conditions apply. The net proceeds from the Term Loan were used in-part to redeem in full the entire $269.5 million outstanding aggregate principal amount of the 2019 notes and pay the related accrued interest and redemption premium, to repurchase approximately $250.7 million aggregate principal amount of the outstanding 2020 notes, to repay the outstanding borrowings under the revolving credit facility and to pay fees and expenses related to the Term Loan and the transactions described above.

Borrowings under the Term Loan bear interest at a rate per annum equal to an applicable margin plus, at the Company's option, either (1) the base rate determined by reference to the highest of (a) the federal funds rate plus 0.50%, (b) the prime rate of Bank of America, N.A. and (c) the LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for an interest period of one month, plus 1.00% or (2) the LIBOR rate determined by reference to the London interbank offered rate for dollars for the interest period relevant to such borrowing. The applicable margin for base rate-based borrowings is 4.0% per annum and the applicable margin for LIBOR rate-based borrowings is 5.0% per annum. APX may prepay the Term Loan at the prices and on the terms specified in the credit agreement covering the Term Loan.

Other expense and loss on extinguishment	Deferred financing costs

Deferred financing costs are amortized to interest expense over the life of the issued debt.    The following table presents deferred financing activity for the three months ended March 31, 2019 and year ended December 31, 2018 (in thousands):

	Unamortized Deferred Financing Costs
	Balance December 31, 2018	Additions	Early Extinguishment	Amortized	Balance March 31, 2019
Revolving Credit Facility	$2,058	$—	$—	$(261)	$1,797
2020 Notes	5,380	—	—	(702)	4,678
2022 Private Placement Notes	602	—	—	(38)	564
2022 Notes	12,799	—	—	(816)	11,983
2023 Notes	3,922	—	—	(210)	3,712
Term Loan	9,662		—	(460)	9,202
Total Deferred Financing Costs	$34,423	$—	$—	$(2,487)	$31,936

	Unamortized Deferred Financing Costs
	Balance December 31, 2017	Additions	Early Extinguishment	Amortized	Balance December 31, 2018
Revolving Credit Facility	$3,099	$—	$—	$(1,041)	$2,058
2019 Notes	2,877	—	(1,877)	(1,000)	—
2020 Notes	11,209	—	(2,330)	(3,499)	5,380
2022 Private Placement Notes	752	—	—	(150)	602
2022 Notes	16,067	—	—	(3,268)	12,799
2023 Notes	4,762	—	—	(840)	3,922
Term Loan	—	10,275	—	(613)	9,662
Total Deferred Financing Costs	$38,766	$10,275	$(4,207)	$(10,411)	$34,423

Revolving Credit Facility
On November 16, 2012, APX entered into a $200.0 million senior secured revolving credit facility, with a five year maturity. On March 6, 2015, APX amended and restated the credit agreement governing the revolving credit facility to provide for, among other things, (1) an increase in the aggregate commitments previously available to APX thereunder from $200.0 million to $289.4 million (“Revolving Commitments”) and (2) the extension of the maturity date with respect to certain of the previously available commitments. On August 10, 2017, APX further amended and restated the credit agreement governing the revolving credit facility to provide for, among other things, (1) an increase in the aggregate commitments previously available to the Company from $289.4 million to $324.3 million and (2) the extension of the maturity date with respect to certain of the previously available commitments.
Borrowings under the amended and restated revolving credit facility bear interest at a rate per annum equal to an applicable margin plus, at APX’s option, either (1) the base rate determined by reference to the highest of (a) the Federal Funds rate plus 0.50%, (b) the prime rate of Bank of America, N.A. and (c) the LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for an interest period of one month, plus 1.00% or (2) the LIBOR rate determined by reference to the London interbank offered rate for dollars for the interest period relevant to such borrowing. The applicable margin for base rate-based borrowings (1)(a) under the Series A Revolving Commitments of approximately $267.0 million is and, when in effect, the Series D Revolving Commitments of approximately $15.4 million was 2.0% per annum and (b) under the Series B Revolving Commitments of approximately $21.2 million was 3.0% and (2)(a) the applicable margin for LIBOR rate-based borrowings (a) under the Series A Revolving Commitments is, and, when in effect, the Series D Revolving Commitments is currently 3.0% per annum and (b) under the Series B Revolving Commitments is currently 4.0%. The applicable margin for borrowings under the revolving credit facility is subject to one step-down of 25 basis points based on APX meeting a consolidated first lien net leverage ratio test at the end of each fiscal quarter. Outstanding borrowings under the amended and restated revolving credit facility are allocated on a pro-rata basis between each Series based on the total Revolving Commitments.
In addition to paying interest on outstanding principal under the revolving credit facility, APX is required to pay a quarterly commitment fee (which will be subject to one interest rate step-down of 12.5 basis points, based on APX meeting a consolidated first lien net leverage ratio test) to the lenders under the revolving credit facility in respect of the unutilized commitments thereunder. APX also pays customary letter of credit and agency fees.
APX is not required to make any scheduled amortization payments under the revolving credit facility. The Series D Revolving Commitments of $15.4 million expired effective April 1, 2019 and the principal amount outstanding under the revolving credit facility will be due and payable in full with respect to the extended commitments under the Series A Revolving Credit Facility and Series B Revolving Credit Facility on March 31, 2021.
As of March 31, 2019 there was $40.0 million outstanding borrowings under the revolving credit facility. As of December 31, 2018, there were no outstanding borrowings under the revolving credit facility. As of March 31, 2019 the Company had $249.7 million of availability under the revolving credit facility (including the Series D Revolving Commitments scheduled to terminate effective April 1, 2019 and after giving effect to $13.9 million of letters of credit outstanding and $40.0 million of borrowings).

Guarantees
All of the obligations under the credit agreement governing the revolving credit facility, the credit agreement governing the Term Loan and the debt agreements governing the Notes are guaranteed by APX Group Holdings, Inc. and each of APX Group, Inc.'s existing and future material wholly-owned U.S. restricted subsidiaries. However, such subsidiaries shall only be required to guarantee the obligations under the debt agreements governing the Notes for so long as such entities guarantee the obligations under the revolving credit facility, the credit agreement governing the Term Loan or the Company's other indebtedness.

Long-Term Debt
Notes Payable
2019 Notes
On November 16, 2012, APX issued $925.0 million aggregate principal amount of 6.375% senior secured notes due 2019 (the “2019 notes”) with a maturity date of December 1, 2019 which were secured on a first-priority lien basis by substantially all of the tangible and intangible assets whether now owned or hereafter acquired by the Company, subject to permitted liens and exceptions.
The Company repurchased $205.5 million, $300.0 million and $150.0 million aggregate principal amount of the outstanding 2019 notes in May 2016, February 2017, and August 2017, respectively. In September 2018, the Company redeemed in full the entire remaining $269.5 million outstanding aggregate principal amount of the 2019 notes.
2020 Notes
On November 16, 2012, APX issued $380.0 million aggregate principal amount of 8.75% senior notes due 2020 (the “2020 notes”) with a maturity date of December 1, 2020.
During 2013, APX completed two offerings of additional 2020 notes under the indenture dated November 16, 2012. On May 31, 2013, APX issued $200.0 million of 2020 notes at a price of 101.75% and on December 13, 2013, APX issued an additional $250.0 million of 2020 notes at a price of 101.50%.
During 2014, APX issued an additional $100.0 million of 2020 notes at a price of 102.00% .
In September 2018, the Company repurchased $250.7 million outstanding aggregate principal amount of the 2020 notes.
2022 Private Placement Notes
In October 2015, APX issued $300.0 million aggregate principal amount of 8.875% senior secured notes due 2022 (the “2022 private placement notes”), pursuant to a note purchase agreement dated as of October 19, 2015 in a private placement exempt from registration under the Securities Act. The 2022 private placement notes will mature on December 1, 2022, unless on September 1, 2020 (the 91st day prior to the maturity of the 2020 notes) more than an aggregate principal amount of $190.0 million of such 2020 notes remain outstanding or have not been refinanced as permitted under the note purchase agreement for the 2022 private placement notes, in which case the 2022 private placement notes will mature on September 1, 2020. The 2022 private placement notes are secured, on a pari passu basis, by the collateral securing obligations under the 2019 notes, the 2022 private placement notes, the 2022 notes (as defined below), and the 2023 notes (as defined below), and the revolving credit facilities and the Term Loan (as defined below), in each case, subject to certain exceptions and permitted liens.
In May 2016, the Company repurchased $29.5 million outstanding aggregate principal amount of the 2022 private placement notes.
2022 Notes
In May 2016, APX issued $500.0 million aggregate principal amount of 7.875% senior secured notes due 2022 (the “2022 notes”), pursuant to an indenture dated as of May 26, 2016 among APX, the guarantors party thereto and Wilmington Trust, National Association, as trustee and collateral agent. The 2022 notes will mature on December 1, 2022, or on such earlier date when any outstanding pari passu lien indebtedness matures as a result of the operation of any “Springing Maturity” provision set forth in the agreements governing such pari passu lien indebtedness. The 2022 notes are secured, on a pari passu basis, by the collateral securing obligations under the 2019 notes and 2022 private placement notes, the revolving credit facilities and the Term Loan, in all cases, subject to certain exceptions and permitted liens. APX used a portion of the net proceeds from the issuance of the 2022 notes to repurchase approximately $235 million aggregate principal amount of the outstanding 2019 notes and 2022 private placement notes in privately negotiated transactions and repaid borrowings under the existing revolving credit facility.
In August 2016, APX issued an additional $100.0 million aggregate principal amount of the 2022 notes at a price of 104.00%.
In February 2017, APX issued an additional $300.0 million aggregate principal amount of the 2022 notes at a price of 108.25% (“February 2017 issuance”). A portion of the net proceeds from the offering of these 2022 notes were used to redeem $300.0 million aggregate principal amount of the existing 2019 notes and pay the related accrued interest and redemption premium, and to pay all fees and expenses related thereto and any remaining proceeds will be used for general corporate purposes.
2023 Notes
In August 2017, APX issued $400.0 million aggregate principal amount of the 7.625% senior notes due 2023 (the “2023 notes” and, together with the 2019 notes, the 2020 notes and the 2022 private placement notes, the “Notes”) (“August 2017 issuance”). The proceeds from the outstanding 2023 notes offering were used to redeem $150.0 million aggregate principal amount of the outstanding 2019 notes and pay the related accrued interest and redemption premium, and to pay all fees and expenses related thereto. Any remaining net proceeds have been or will be used for general corporate purposes, which may include the repayment of outstanding borrowings under the revolving credit facility.
All of the obligations under the credit agreement governing the revolving credit facility, the credit agreement governing the Term Loan (defined below) and the debt agreements governing the Existing Notes are guaranteed by APX Group Holdings, Inc. and each of APX Group, Inc.'s existing and future material wholly-owned U.S. restricted subsidiaries. However, such subsidiaries shall only be required to guarantee the obligations under the debt agreements governing the Existing Notes for so long as such entities guarantee the obligations under the revolving credit facility, the credit agreement governing the Term Loan or the Company's other indebtedness. Interest accrues at the rate of 8.75% per annum for the 2020 notes, 8.875% per annum for the 2022 private placement notes, 7.875% per annum for the 2022 notes and 7.625% per annum for the 2023 notes. Interest on the 2020 notes, 2022 private placement notes and 2022 notes is payable semiannually in arrears on each June 1 and December 1. Interest on the 2023 notes is payable semiannually in arrears on each March 1 and September 1. APX may redeem the Existing Notes at the prices and on the terms specified in the applicable indenture, note purchase agreement or credit agreement.
Term Loan
In September 2018, APX entered into a credit agreement (the “September 2018 issuance”) for total term loans of $810.0 million (the “Term Loan”). The Company is required to make quarterly amortization payments under the Term Loan in an amount equal to 0.25% of the aggregate principal amount of Term Loan outstanding on the closing date thereof. The remaining principal amount outstanding under the Term Loan will be due and payable in full on March 31, 2024, or earlier if certain springing maturity conditions apply. The net proceeds from the Term Loan were used in-part to redeem in full the entire $269.5 million outstanding aggregate principal amount of the 2019 Notes and pay the related accrued interest and redemption premium, to repurchase approximately $250.7 million aggregate principal amount of the outstanding 2020 Notes, to repay the outstanding borrowings under the revolving credit facility and to pay fees and expenses related to the Term Loan and the transactions described above.
Borrowings under the Term Loan bear interest at a rate per annum equal to an applicable margin plus, at the Company's option, either (1) the base rate determined by reference to the highest of (a) the federal funds rate plus 0.50%, (b) the prime rate of Bank of America, N.A. and (c) the LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for an interest period of one month, plus 1.00% or (2) the LIBOR rate determined by reference to the London interbank offered rate for dollars for the interest period relevant to such borrowing. The applicable margin for base rate-based borrowings is 4.0% per annum and the applicable margin for LIBOR rate-based borrowings is 5.0% per annum. APX may prepay the Term Loan at the prices and on the terms specified in the credit agreement covering the Term Loan.
Debt Modifications and Extinguishments
In accordance with ASC 470-50 Debt – Modifications and Extinguishments, the Company performed analyses for the September 2018, August 2017 and February 2017 issuances to determine if the notes repurchased with the proceeds from those issuances were substantially different than the notes issued to determine the appropriate accounting treatment of associated issuance fees. As a result of these analyses, the Company recorded the following amounts of other expense and loss on extinguishment and deferred financing costs during the years ended December 31, 2018, 2017 and 2016 (in thousands):

	Other expense and loss on extinguishment				Deferred financing costs
Issuance	Original premium extinguished	Previously deferred financing costs extinguished	New financing costs	Total other expense and loss on extinguishment	Previously deferred financing rolled over	New deferred financing costs	Total deferred financing costs
For the year ended December 31, 2018
September 2018 issuance	$(953)	$4,207	$11,317	$14,571	$—	$10,275	$10,275

For the year ended December 31, 2017
August 2017 issuance	$—	$1,408	$8,881	$10,289	$473	$4,569	$5,042
February 2017 issuance	—	3,259	9,491	12,750	1,476	6,076	7,552
Total	$—	$4,667	$18,372	$23,039	$1,949	$10,645	$12,594

For the year ended December 31, 2016
May 2016 issuance	$355	$695	$9,036	$10,086	$3,423	$6,628	$10,051

Deferred financing costs are amortized to interest expense over the life of the issued debt.    The following table presents deferred financing activity for the year ended December 31, 2018 and 2017 (in thousands):

	Unamortized Deferred Financing Costs
	Balance 12/31/2017	Additions	Refinances	Early Extinguishment	Amortized	Balance 12/31/2018
Revolving Credit Facility	$3,099	$—	$—	$—	$(1,041)	$2,058
2019 Notes	2,877	—	—	(1,877)	(1,000)	—
2020 Notes	11,209	—	—	(2,330)	(3,499)	5,380
2022 Private Placement Notes	752	—	—	—	(150)	602
2022 Notes	16,067	—	—	—	(3,268)	12,799
2023 Notes	4,762	—	—	—	(840)	3,922
Term Loan	—	10,275	—	—	(613)	9,662
Total Deferred Financing Costs	$38,766	$10,275	$—	$(4,207)	$(10,411)	$34,423

	Unamortized Deferred Financing Costs
	Balance 12/31/2016	Additions	Refinances	Early Extinguishment	Amortized	Balance 12/31/2017
Revolving Credit Facility	$4,420	$399	$—	$—	$(1,720)	$3,099
2019 Notes	11,693	—	(1,949)	(4,667)	(2,200)	2,877
2020 Notes	15,053	—	—	—	(3,844)	11,209
2022 Private Placement Notes	903	—	—	—	(151)	752
2022 Notes	11,714	6,076	1,476	—	(3,199)	16,067
2023 Notes	—	4,569	473	—	(280)	4,762
Total Deferred Financing Costs	$43,783	$11,044	$—	$(4,667)	$(11,394)	$38,766

Revolving Credit Facility
On November 16, 2012, APX entered into a $200.0 million senior secured revolving credit facility, with a five year maturity. On March 6, 2015, APX amended and restated the credit agreement governing the revolving credit facility to provide for, among other things, (1) an increase in the aggregate commitments previously available to APX thereunder from $200.0 million to $289.4 million (“Revolving Commitments”) and (2) the extension of the maturity date with respect to certain of the previously available commitments. On August 10, 2017, APX further amended and restated the credit agreement governing the revolving credit facility to provide for, among other things, (1) an increase in the aggregate commitments previously available to the Company from $289.4 million to $324.3 million and (2) the extension of the maturity date with respect to certain of the previously available commitments.
Borrowings under the amended and restated revolving credit facility bear interest at a rate per annum equal to an applicable margin plus, at APX’s option, either (1) the base rate determined by reference to the highest of (a) the Federal Funds rate plus 0.50%, (b) the prime rate of Bank of America, N.A. and (c) the LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for an interest period of one month, plus 1.00% or (2) the LIBOR rate determined by reference to the London interbank offered rate for dollars for the interest period relevant to such borrowing. The applicable margin for base rate-based borrowings (1)(a) under the Series A Revolving Commitments of approximately $267.0 million and Series D Revolving Commitments of approximately $15.4 million is currently 2.0% per annum and (b) under the Series B Revolving Commitments of approximately $21.2 million is currently 3.0% and (2)(a) the applicable margin for LIBOR rate-based borrowings (a) under the Series A Revolving Commitments, Series C Revolving Commitments, and Series D Revolving Commitments is currently 3.0% per annum and (b) under the Series B Revolving Commitments is currently 4.0%. The applicable margin for borrowings under the revolving credit facility is subject to one step-down of 25 basis points based on APX meeting a consolidated first lien net leverage ratio test at the end of each fiscal quarter. In November 2017, previous commitments of $20.8 million under the Series C Revolving Commitments had expired. Outstanding borrowings under the amended and restated revolving credit facility are allocated on a pro-rata basis between each Series based on the total Revolving Commitments.
In addition to paying interest on outstanding principal under the revolving credit facility, APX is required to pay a quarterly commitment fee (which will be subject to one interest rate step-down of 12.5 basis points, based on APX meeting a consolidated first lien net leverage ratio test) to the lenders under the revolving credit facility in respect of the unutilized commitments thereunder. APX also pays customary letter of credit and agency fees.
APX is not required to make any scheduled amortization payments under the revolving credit facility. The principal amount outstanding under the revolving credit facility will be due and payable in full on March 31, 2021.
As of December 31, 2018 there was no outstanding borrowings under the revolving credit facility. As of December 31, 2017, there was $3.0 million outstanding borrowings under the revolving credit facility. As of December 31, 2018, the Company had $289.8 million of availability under the revolving credit facility (after giving effect to $13.8 million of outstanding letters of credit and no borrowings).
The Company’s debt at December 31, 2018 and 2017 consisted of the following (in thousands):

	December 31, 2018
	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs (1)	Net Carrying Amount
8.75% Senior Notes due 2020	$679,299	$2,230	$(5,380)	$676,149
8.875% Senior Secured Notes Due 2022	270,000	(2,122)	(602)	267,276
7.875% Senior Secured Notes Due 2022	900,000	20,178	(12,799)	907,379
7.625% Senior Notes Due 2023	400,000	—	(3,922)	396,078
Term Loan - noncurrent	799,875	—	(9,662)	790,213
Total Long-Term Debt	3,049,174	20,286	(32,365)	3,037,095
Term Loan - current	8,100	—	—	8,100
Total Debt	$3,057,274	$20,286	$(32,365)	$3,045,195

	December 31, 2017
	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs (1)	Net Carrying Amount
Series D Revolving Credit Facility due 2019	$3,000	$—	$—	$3,000
Series A, B Revolving Credit Facilities due 2021	57,000	—	—	57,000
6.375% Senior Secured Notes due 2019	269,465	—	(2,877)	266,588
8.75% Senior Notes due 2020	930,000	4,465	(11,209)	923,256
8.875% Senior Secured Notes Due 2022	270,000	(2,559)	(752)	266,689
7.875% Senior Secured Notes Due 2022	900,000	24,593	(16,067)	908,526
7.625% Senior Notes Due 2023	400,000	—	(4,762)	395,238
Total Debt	$2,829,465	$26,499	$(35,667)	$2,820,297

(1) Unamortized deferred financing costs related to the revolving credit facilities included in deferred financing costs, net on the consolidated balance sheets at December 31, 2018 and 2017 was $2.1 million and $3.1 million, respectively.